Cost of services, selling and administrative	12 Months Ended
Sep. 30, 2023
Analysis of income and expense [abstract]
Cost of services, selling and administrative	Costs of services, selling and administrative

	Year ended September 30
	2023	2022
	$	$
Salaries and other employee costs[1]	8,870,235	7,798,407
Professional fees and other contracted labour	1,500,613	1,459,295
Hardware, software and data center related costs	827,613	790,447
Property costs	213,962	214,430
Amortization, depreciation and impairment (Note 24)	506,122	468,334
Other operating expenses	63,876	45,651
	11,982,421	10,776,564
[1]    Net of R&D and other tax credits of $159,390,000 in 2023 ($155,856,000 in 2022).